UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Time charter revenues	$ 88,074	$ 84,735
EXPENSES:
Voyage expenses	4,072	7,561
Vessel operating expenses	37,731	42,123
Depreciation and amortization of deferred charges	20,141	23,284
General and administrative expenses	13,909	16,285
Management fees to related party (Note 2)	854	1,014
Vessel impairment charges (Note 3)		95,693
Loss on sale of vessels (Note 3)	203	1,078
Other income	(4)	(142)
Operating income/(loss)	11,168	(102,161)
OTHER INCOME / (EXPENSES):
Interest expense and finance costs (Note 8)	(9,342)	(12,009)
Interest income	50	639
Loss on extinguishment of debt (Note 5)	(158)
Loss from equity method investment (Note 2)	(198)	(86)
Total other expenses, net	(9,648)	(11,456)
Net income/(loss)	1,520	(113,617)
Dividends on series B preferred shares (Notes 7 and 9)	(2,884)	(2,884)
Net loss attributed to common stockholders	$ (1,364)	$ (116,501)
Loss per common share, basic and diluted (Note 9)	$ (0.02)	$ (1.35)
Weighted average number of common shares, basic and diluted (Note 9)	82,792,000	86,012,939